Subsequent Events - Additional Information (Detail)							2 Months Ended	9 Months Ended		12 Months Ended
	Nov. 18, 2016 USD ($) $ / shares shares	Jun. 03, 2016 USD ($) $ / shares shares	May 31, 2016 USD ($) $ / shares shares	May 11, 2016 USD ($) $ / shares shares	Mar. 08, 2016	Feb. 01, 2016 $ / shares shares	Jun. 30, 2016 $ / shares shares	Sep. 30, 2016 USD ($) shares	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	Mar. 24, 2016 USD ($)
Subsequent Event [Line Items]
Common stock, shares issued								7,767,981		5,796,091	4,952,487
Reverse stock split description								1-for-4 reverse stock split
Reverse stock split ratio					0.25
Proceed from exercise of warrants | $			$ 5,300,000	$ 5,300,000				$ 5,342,000	$ 25,000	$ 25,000	$ 250,000
Warrants exercised, common stock shares			641,743	641,743			641,743
Total lease commitment | $								$ 854,000		193,000
Initial Public Offering [Member]
Subsequent Event [Line Items]
Warrant to purchase of common stock		747
Shares issued price per share | $ / shares		$ 12.00
Purchase price of common stock upon warrant exercise | $ / shares		$ 15
Initial public offering of common stock		24,900
Hopkinton, Massachusetts [Member]
Subsequent Event [Line Items]
Lease term expiration date								May 31, 2021
Total lease commitment | $								$ 771,000				$ 771,000
Dawson James Securities, Inc. [Member]
Subsequent Event [Line Items]
Warrant expiration date								May 05, 2021
Warrants commencing date								Nov. 05, 2016
Dawson James Securities, Inc. [Member] | Initial Public Offering [Member]
Subsequent Event [Line Items]
Warrant to purchase of common stock			27,600	27,600			747
Purchase price of common stock upon warrant exercise | $ / shares			$ 15.00	$ 15			$ 15.00
Common Stock [Member]
Subsequent Event [Line Items]
Gross proceeds from initial public offering of common stock | $		$ 300,000		$ 11,000,000
Common Stock [Member] | Initial Public Offering [Member]
Subsequent Event [Line Items]
Shares issued price per share | $ / shares		$ 12.00		$ 12.00
Initial public offering of common stock		24,900		920,000			944,900
Subsequent Event [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Value, New Issues | $	$ 15,000,000
Common stock, shares issued	1,644,737
Warrant to purchase of common stock	1,644,737
Shares issued price per share | $ / shares	$ 9.12
Purchase price of common stock upon warrant exercise | $ / shares	$ 10.79
Warrants exercisable period	5 years
License Agreement [Member] | BioHEP Technologies Ltd. [Member]
Subsequent Event [Line Items]
Common stock, shares issued						125,000
Warrant to purchase of common stock						125,000
Purchase price of common stock upon warrant exercise | $ / shares						$ 16.00
Warrant expiration date						Aug. 01, 2018
Maximum estimated development and regulatory milestone payments | $								$ 3,500,000		3,500,000
Maximum aggregate sublicensing revenues | $								$ 2,000,000		$ 2,000,000